BALANCE SHEETS $ in Thousands	Dec. 31, 2016 USD ($)
Current assets:
Cash and cash equivalents	$ 6,685
Short-term investments	0
Accounts receivable, net of allowances of $44 and $47, respectively	2,091
Inventories	3,355
Prepaid expenses and other assets	118
Total current assets	12,249
Property and equipment, cost	1,548
Less: accumulated depreciation	(681)
Property and equipment, net	867
Total assets	13,116
Current liabilities:
Accounts payable	1,173
Accrued expenses	2,704
Accrued interest	103
Current portion of notes payable	3,310
Total current liabilities	7,290
Notes payable	12,381
Preferred stock warrants	53
Total long-term liabilities	12,434
Stockholders' (deficit) equity
Preferred Stock, $0.001 par value, 10,000,000 shares and 76,894,620 shares authorized at September 30, 2018 and December 31, 2017, respectively; none and 76,235,050 shares issued and outstanding at September 30, 2018 and December 31, 2017, respectively	94,138
Common Stock, $0.001 par value per share; 85,000,000 and 110,000,000 shares authorized at December 31, 2016 and 2017, respectively; 1,145,238 and 1,272,360 issued and outstanding at December 31, 2016 and 2017, respectively	1
Additional paid -in capital	6,827
Accumulated other comprehensive loss	0
Accumulated deficit	(107,574)
Total stockholders' equity	(6,608)
Total liabilities and stockholders' equity	$ 13,116